VOYA SEPARATE PORTFOLIOS TRUST

Voya VACS Series EMHCD Fund

(the “Fund”)

Supplement dated April 1, 2026

to the Fund’s Prospectus

dated June 27, 2025, as supplemented

(the “Prospectus”)

Effective April 1, 2026: (1) Anil Katarya, CFA, is removed as portfolio manager for the Fund and (2) Yalcin Tarkocin, CFA, is added as portfolio manager for the Fund.

Effective April 1, 2026, the Fund’s Prospectus is revised as follows:

1.All references to Anil Katarya, CFA, as portfolio manager for the Fund are hereby deleted in their entirety.

2.The sub-section of the Prospectus entitled “Portfolio Management – Portfolio Managers” in the Fund’s summary section is deleted in its entirety and replaced with the following:

Portfolio Managers
Anthony Routh	Yalcin Tarkocin, CFA
Portfolio Manager (since 11/2022)	Portfolio Manager (since 4/2026)

3.The table in the sub-section of the Prospectus entitled “Management of the Fund – Portfolio Management” is amended to include the following:

Portfolio	Sub-	Fund	Professional Experience
Manager	Adviser
Yalcin	Voya IM	Voya VACS Series	Mr. Tarkocin, Portfolio Manager, is
Tarkocin,		EMHCD Fund	responsible for the management of emerging
CFA			markets portfolios across various mandates.
Previously at Voya IM, he was an emerging
markets corporate analyst. Prior to joining
Voya IM, Mr. Tarkocin was a technical
consultant for Perficient, serving fortune 500
clients in insurance and financial sectors. Prior
to that, he worked on NASA’s Aquarius
mission as a research analyst.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA SEPARATE PORTFOLIOS TRUST

Voya VACS Series EMHCD Fund

(the “Fund”)

Supplement dated April 1, 2026

to the Fund’s Statement of Additional Information, as supplemented dated June 27, 2025

(the “SAI”)

Effective April 1, 2026: (1) Anil Katarya, CFA, is removed as portfolio manager for the Fund and (2) Yalcin Tarkocin, CFA, is added as portfolio manager for the Fund.

Effective April 1, 2026, the SAI is revised as follows:

1.All references to Anil Katarya, CFA, as portfolio manager for the Fund are hereby deleted in their entirety.

2.The table in the sub-section of the SAI entitled “Portfolio Management – Other Accounts Managed” is amended to include the following:

			Registered Investment		Other Pooled
Portfolio			Companies		Investment Vehicles		Other Accounts
			Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Manager		Fund(s)	Accounts		Accounts		Accounts
Yalcin		Voya VACS Series	0	$0	0	$0	1	$97,118,282
Tarkocin,		EMHCD Fund
CFA2
	2	As of February 28, 2026.
3. The line items with respect to the Fund in the table in the sub-section of the SAI entitled “Portfolio
Management - Compensation – Voya IM” are deleted in their entirety and replaced with the following:

		Fund		Portfolio Manager			Benchmark
Voya VACS Series EMHCD			Anthony Routh and Yalcin Tarkocin,				Bloomberg Global
Fund			CFA				Aggregate Index
4. The table in the sub-section of the SAI entitled “Portfolio Management – Ownership of Securities” is amended to include the following:

		Portfolio	Investment	Fund(s) Managed by the Portfolio Manager Dollar Range
		Manager	Adviser or				of Fund
			Sub-Adviser				Shares Owned
Yalcin Tarkocin,			Voya IM	Voya VACS Series EMHCD Fund			None
CFA1

1As of February 28, 2026.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE